Investments in joint ventures - Investment method (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments in joint ventures
Accumulated earnings of joint ventures	$ 3,270	$ 0
Accumulated losses of joint ventures	$ 0	$ (2,808)